Revised Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The impact of revising the Company’s Condensed Consolidated Balance Sheets, Condensed Statements of Operations and Condensed Consolidated Statements of Cash Flows for all period presented are as follows:

	December 31, 2014
(In thousands)	As Previously Reported	Revision	As Revised
ASSETS
Inventories	$177,265	$1,657	$178,922
Total current assets	681,822	1,657	683,479
Other assets	155,551	3,769	159,320
Total assets	2,263,801	5,426	2,269,227

LIABILITIES
Other liabilities	$25,849	$11,850	$37,699
Total liabilities	1,905,467	11,850	1,917,317

HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Accumulated other comprehensive loss	$(532,491)	$235	$(532,256)
Retained earnings	1,290,208	(6,659)	1,283,549
Total Harsco Corporation stockholders’ equity	314,012	(6,424)	307,588
Total equity	358,334	(6,424)	351,910
Total liabilities and equity	2,263,801	5,426	2,269,227

	December 31, 2013
(In thousands)	As Previously Reported	Revision	As Revised
ASSETS
Trade accounts receivable, net	$353,181	$(551)	$352,630
Other receivables	46,470	(497)	45,973
Inventories	155,689	860	156,549
Total current assets	838,755	(188)	838,567
Property, plant and equipment, net	711,346	(881)	710,465
Other assets	108,265	5,838	114,103
Total assets	2,441,748	4,769	2,446,517

LIABILITIES
Accounts payable	$181,410	$515	$181,925
Income taxes payable	7,199	(1,127)	6,072
Other current liabilities	129,739	2,811	132,550
Total current liabilities	606,769	2,199	608,968
Other liabilities	42,526	11,850	54,376
Total liabilities	1,834,913	14,049	1,848,962

HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Retained earnings	$1,381,321	$(9,280)	$1,372,041
Total Harsco Corporation stockholders’ equity	563,742	(9,280)	554,462
Total equity	606,835	(9,280)	597,555
Total liabilities and equity	2,441,748	4,769	2,446,517

	Year Ended
	December 31, 2014
(In thousands, except per share amounts)	As Previously Reported	Revision	As Revised
Revenues from continuing operations:
Service revenues	$1,365,696	$550	$1,366,246
Total revenues	2,065,738	550	2,066,288

Costs and expenses from continuing operations:
Cost of services sold	$1,151,842	$(2,482)	$1,149,360
Cost of products sold	494,944	(434)	494,510
Selling, general and administrative expenses	285,252	(515)	284,737
Research and development expenses	6,348	(881)	5,467
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	6,057	(954)	5,103
Total costs and expenses	2,002,267	(5,266)	1,997,001

Operating income from continuing operations	$63,471	$5,816	$69,287
Income from continuing operations before income taxes and equity loss	8,322	5,816	14,138
Income tax expense	(27,171)	(3,195)	(30,366)
Loss from continuing operations	(20,407)	2,621	(17,786)
Net loss	(20,297)	2,621	(17,676)
Net loss attributable to Harsco Corporation	(24,792)	2,621	(22,171)

Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	$(24,902)	$2,621	$(22,281)
Net loss attributable to Harsco Corporation common stockholders	(24,792)	2,621	(22,171)

Basic loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(0.31)	$0.03	$(0.28)
Basic loss per share attributable to Harsco Corporation common stockholders	(0.31)	0.03	(0.27)	(a)

Diluted loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(0.31)	$0.03	$(0.28)
Diluted loss per share attributable to Harsco Corporation common stockholders	(0.31)	0.03	(0.27)	(a)
(a) Does not total due to rounding.

	Year Ended
	December 31, 2013
(In thousands, except per share amounts)	As Previously Reported	Revision	As Revised
Revenues from continuing operations:
Service revenues	$2,229,966	$(550)	$2,229,416
Total revenues	2,896,520	(550)	2,895,970

Costs and expenses from continuing operations:
Cost of services sold	$1,766,730	$4,348	$1,771,078
Cost of products sold	467,485	331	467,816
Selling, general and administrative expenses	481,052	1,065	482,117
Research and development expenses	9,570	596	10,166
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	291,372	954	292,326
Total costs and expenses	3,031,319	7,294	3,038,613

Operating loss from continuing operations	$(134,799)	$(7,844)	$(142,643)
Loss from continuing operations before income taxes and equity income	(183,332)	(7,844)	(191,176)
Income tax expense	(34,912)	2,937	(31,975)
Loss from continuing operations	(216,696)	(4,907)	(221,603)
Net loss	(218,188)	(4,907)	(223,095)
Net loss attributable to Harsco Corporation	(227,941)	(4,907)	(232,848)

Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	$(226,449)	$(4,907)	$(231,356)
Net loss attributable to Harsco Corporation common stockholders	(227,941)	(4,907)	(232,848)

Basic loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(2.80)	$(0.06)	$(2.86)
Basic loss per share attributable to Harsco Corporation common stockholders	(2.82)	(0.06)	(2.88)

Diluted loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(2.80)	$(0.06)	$(2.86)
Diluted loss per share attributable to Harsco Corporation common stockholders	(2.82)	(0.06)	(2.88)

	Year Ended
	December 31, 2012
(In thousands, except per share amounts)	As Previously Reported	Revision	As Revised
Costs and expenses from continuing operations:
Cost of services sold	$1,861,732	$(352)	$1,861,380
Cost of products sold	487,784	(1,630)	486,154
Selling, general and administrative expenses	503,339	(550)	502,789
Research and development expenses	9,139	285	9,424
Other expenses	93,776	11,016	104,792
Total costs and expenses	3,220,808	8,769	3,229,577

Operating loss from continuing operations	$(174,790)	$(8,769)	$(183,559)
Loss from continuing operations before income taxes and equity income	(218,495)	(8,769)	(227,264)
Income tax expense	(35,251)	3,573	(31,678)
Loss from continuing operations	(253,182)	(5,196)	(258,378)
Net loss	(254,101)	(5,196)	(259,297)
Net loss attributable to Harsco Corporation	(254,612)	(5,196)	(259,808)

Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	$(253,693)	$(5,196)	$(258,889)
Net loss attributable to Harsco Corporation common stockholders	(254,612)	(5,196)	(259,808)

Basic loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(3.15)	$(0.06)	$(3.21)
Basic loss per share attributable to Harsco Corporation common stockholders	(3.16)	(0.06)	(3.22)

Diluted loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(3.15)	$(0.06)	$(3.21)
Diluted loss per share attributable to Harsco Corporation common stockholders	(3.16)	(0.06)	(3.22)

	Year Ended
	December 31, 2014
(In thousands)	As Previously Reported	Revision	As Revised
Net cash provided (used) by:
Operating activities	$225,846	$881	$226,727
Investing activities	(228,680)	(881)	(229,561)

	Year Ended
	December 31, 2013
(In thousands)	As Previously Reported	Revision	As Revised
Net cash provided by:
Operating activities	$188,255	$(596)	$187,659
Investing activities	62,685	596	63,281

	Year Ended
	December 31, 2012
(In thousands)	As Previously Reported	Revision	As Revised
Net cash provided (used) by:
Operating activities	$198,879	$(285)	$198,594
Investing activities	(219,268)	285	(218,983)